PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of employees total annual compensation
As of December 31, 2017, 2016 and 2015, ArcelorMittal had approximately 197,000, 199,000 and 209,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2017, 2016 and 2015 was as follows:

	Year Ended December 31,
Employee Information	2017	2016	2015
Wages and salaries	7,912	7,675	8,392
Pension cost (see note 7.2)	265	124	237
Gain following new labor agreement in the U.S. (see note 7.2)	—	(832)	—
Other staff expenses	1,791	1,591	1,695
Total	9,968	8,558	10,324

Disclosure of information about key management personnel
The total annual compensation of ArcelorMittal’s key management personnel (as described above for 2017 and 2016), including its Board of Directors, expensed in 2017, 2016 and 2015 was as follows:

	Year Ended December 31,
	2017	2016	2015
Base salary and directors fees	8	12	7
Short-term performance-related bonus	7	2	5
Post-employment benefits	1	1	—
Share based compensation	3	2	7

Disclosure of net defined benefit liability (asset)
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2017
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,054	3,627	3,053	704	2,582	88
Current service cost	125	32	26	4	60	3
Interest cost on DBO	397	142	119	79	46	11
Past service cost - Plan amendments	14	—	13	—	1	—
Plan participants’ contribution	3	—	1	—	2	—
Actuarial (gain) loss	323	(28)	237	40	72	2
Demographic assumptions	(131)	(130)	1	—	(2)	—
Financial assumptions	418	154	188	22	54	—
Experience adjustment	36	(52)	48	18	20	2
Benefits paid	(656)	(265)	(197)	(49)	(130)	(15)
Foreign currency exchange rate differences and other movements	575	—	229	(12)	357	1
Benefit obligation at end of the period	10,835	3,508	3,481	766	2,990	90

Change in plan assets
Fair value of plan assets at beginning of the period	7,048	2,768	2,795	684	777	24
Interest income on plan assets	292	94	107	75	15	1
Return on plan assets greater/(less) than discount rate	468	274	169	16	17	(8)
Employer contribution	249	117	83	8	41	—
Plan participants’ contribution	3	—	1	—	2	—
Benefits paid	(545)	(260)	(196)	(49)	(37)	(3)
Foreign currency exchange rate differences and other movements	307	—	208	(11)	109	1
Fair value of plan assets at end of the period	7,822	2,993	3,167	723	924	15

Present value of the wholly or partly funded obligation	(9,352)	(3,477)	(3,463)	(765)	(1,635)	(12)
Fair value of plan assets	7,822	2,993	3,167	723	924	15
Net present value of the wholly or partly funded obligation	(1,530)	(484)	(296)	(42)	(711)	3
Present value of the unfunded obligation	(1,483)	(31)	(18)	(1)	(1,355)	(78)
Prepaid due to unrecoverable surpluses	(34)	—	(23)	(3)	(6)	(2)
Net amount recognized	(3,047)	(515)	(337)	(46)	(2,072)	(77)

Net assets related to funded obligations	20	—	17	—	3	—
Recognized liabilities	(3,067)	(515)	(354)	(46)	(2,075)	(77)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(34)	—	(18)	(3)	(4)	(9)
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	2	—	(3)	—	(2)	7
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(34)	—	(23)	(3)	(6)	(2)

	Year ended December 31, 2016
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	9,883	3,623	2,928	495	2,601	236
Current service cost	112	31	25	2	50	4
Interest cost on DBO	406	151	125	66	52	12
Past service cost - Plan amendments	(80)	12	4	—	(96)	—
Plan participants’ contribution	4	—	1	1	2	—
Curtailments and settlements	(10)	—	—	—	(4)	(6)
Actuarial (gain) loss	388	71	65	82	170	—
Demographic assumptions	(12)	(21)	1	—	8	—
Financial assumptions	370	80	23	96	170	1
Experience adjustment	30	12	41	(14)	(8)	(1)
Benefits paid	(633)	(261)	(186)	(42)	(129)	(15)
Foreign currency exchange rate differences and other movements [1]	(16)	—	91	100	(64)	(143)
Benefit obligation at end of the period	10,054	3,627	3,053	704	2,582	88

Change in plan assets
Fair value of plan assets at beginning of the period	6,828	2,795	2,633	498	753	149
Interest income on plan assets	308	104	111	72	17	4
Return on plan assets greater/(less) than discount rate	273	126	91	30	24	2
Employer contribution	124	16	64	21	23	—
Plan participants’ contribution	4	—	1	1	2	—
Settlements	(4)	—	—	—	(4)	—
Benefits paid	(529)	(261)	(185)	(42)	(38)	(3)
Foreign currency exchange rate differences and other movements [1]	44	(12)	80	104	—	(128)
Fair value of plan assets at end of the period	7,048	2,768	2,795	684	777	24

Present value of the wholly or partly funded obligation	(8,730)	(3,593)	(3,040)	(703)	(1,379)	(15)
Fair value of plan assets	7,048	2,768	2,795	684	777	24
Net present value of the wholly or partly funded obligation	(1,682)	(825)	(245)	(19)	(602)	9
Present value of the unfunded obligation	(1,324)	(34)	(13)	(1)	(1,203)	(73)
Prepaid due to unrecoverable surpluses	(34)	—	(18)	(3)	(4)	(9)
Net amount recognized	(3,040)	(859)	(276)	(23)	(1,809)	(73)

Net assets related to funded obligations	21	—	18	—	3	—
Recognized liabilities	(3,061)	(859)	(294)	(23)	(1,812)	(73)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(80)	—	(21)	(53)	(3)	(3)
Interest cost on unrecoverable surplus	(10)	—	(1)	(8)	—	(1)
Change in unrecoverable surplus in excess of interest	67	—	5	67	(1)	(4)
Exchange rates changes	(11)	—	(1)	(9)	—	(1)
Unrecoverable surplus at end of the period	(34)	—	(18)	(3)	(4)	(9)

1.	Others: includes the derecognition of the benefit obligation and plan assets in ArcelorMittal Point Lisas for 136 and 127, respectively.
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2017
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	5,400	4,183	592	492	133
Current service cost	100	58	9	26	7
Interest cost on DBO	226	181	23	11	11
Past service cost - Plan amendments	4	—	1	2	1
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	(942)	(1,005)	45	7	11
Demographic assumptions	(153)	(168)	2	3	10
Financial assumptions	(680)	(728)	40	9	(1)
Experience adjustment	(109)	(109)	3	(5)	2
Benefits paid	(258)	(177)	(32)	(42)	(7)
Foreign currency exchange rate differences and other movements	127	—	41	83	3
Benefit obligation at end of the period	4,686	3,269	679	579	159

Change in plan assets
Fair value of plan assets at beginning of the period	599	592	—	7	—
Interest income on plan assets	22	22	—	—	—
Return on plan assets greater/(less) than discount rate	17	15	—	2	—
Employer contribution	(44)	(44)	—	—	—
Plan participants’ contribution	12	12	—	—	—
Benefits paid	(61)	(59)	—	(2)	—
Foreign currency exchange rate differences and other movements	1	—	—	1	—
Fair value of plan assets at end of the period	546	538	—	8	—

Present value of the wholly or partly funded obligation	(757)	(689)	—	(68)	—
Fair value of plan assets	546	538	—	8	—
Net present value of the wholly or partly funded obligation	(211)	(151)	—	(60)	—
Present value of the unfunded obligation	(3,929)	(2,580)	(679)	(511)	(159)
Net amount recognized	(4,140)	(2,731)	(679)	(571)	(159)

	Year ended December 31, 2016
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	6,251	4,995	573	516	167
Current service cost	100	59	7	27	7
Interest cost on DBO	249	203	25	12	9
Past service cost - Plan amendments	(851)	(844)	(3)	(4)	—
Plan participants’ contribution	18	18	—	—	—
Actuarial (gain) loss	(48)	(62)	1	8	5
Demographic assumptions	(184)	(154)	(32)	—	2
Financial assumptions	189	160	23	14	(8)
Experience adjustment	(53)	(68)	10	(6)	11
Benefits paid	(323)	(240)	(31)	(40)	(12)
Foreign currency exchange rate differences and other movements [1]	4	54	20	(27)	(43)
Benefit obligation at end of the period	5,400	4,183	592	492	133

Change in plan assets
Fair value of plan assets at beginning of the period	706	698	—	8	—
Interest income on plan assets	26	26	—	—	—
Return on plan assets greater/(less) than discount rate	5	4	—	1	—
Employer contribution	86	86	—	—	—
Plan participants’ contribution	18	18	—	—	—
Benefits paid	(242)	(240)	—	(2)	—
Fair value of plan assets at end of the period	599	592	—	7	—

Present value of the wholly or partly funded obligation	(821)	(760)	—	(61)	—
Fair value of plan assets	599	592	—	7	—
Net present value of the wholly or partly funded obligation	(222)	(168)	—	(54)	—
Present value of the unfunded obligation	(4,579)	(3,423)	(592)	(431)	(133)
Net amount recognized	(4,801)	(3,591)	(592)	(485)	(133)

1.	Includes a 53 increase in benefit obligation retained by the Company in respect of Steelton, which has been classified as held for sale at December 31, 2016 (see note 2.3.2).
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2017	2016
Pension plan benefits	3,067	3,061
Other post-employment benefits	4,140	4,801
Early retirement benefits	280	279
Defined benefit liabilities	7,487	8,141
Termination benefits	143	156
Total	7,630	8,297

Components of net periodic pension cost
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2017
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	125	32	26	4	60	3
Past service cost - Plan amendments	14	—	13	—	1	—
Net interest cost/(income) on net DB liability/(asset)	106	48	13	4	31	10
Total	245	80	52	8	92	13

	Year ended December 31, 2016
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	112	31	25	2	50	4
Past service cost - Plan amendments	(80)	12	4	—	(96)	—
Past service cost - Curtailments	(6)	—	—	—	—	(6)
Net interest cost/(income) on net DB liability/(asset)	108	47	15	2	35	9
Total	134	90	44	4	(11)	7

	Year ended December 31, 2015
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	121	36	31	2	44	8
Past service cost - Plan amendments	4	—	1	—	2	1
Past service cost - Curtailments	(1)	—	—	—	(1)	—
Net interest cost/(income) on net DB liability/(asset)	117	45	18	7	37	10
Total	241	81	50	9	82	19
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2017
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	58	9	26	7
Past service cost - Plan amendments	4	—	1	2	1
Net interest cost/(income) on net DB liability/(asset)	204	159	23	11	11
Actuarial (gains)/losses recognized during the year	2	—	—	2	—
Total	310	217	33	41	19

	Year ended December 31, 2016
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	59	7	27	7
Past service cost - Plan amendments	(851)	(844)	(3)	(4)	—
Net interest cost/(income) on net DB liability/(asset)	223	177	25	12	9
Actuarial (gains)/losses recognized during the year	1	—	—	1	—
Total	(527)	(608)	29	36	16

	Year ended December 31, 2015
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	96	50	9	28	9
Past service cost - Plan amendments	(2)	—	(2)	—	—
Cost of termination benefits	6	6	—	—	—
Net interest cost/(income) on net DB liability/(asset)	220	169	26	11	14
Actuarial (gains)/losses recognized during the year	(3)	—	—	(3)	—
Total	317	225	33	36	23

Expenses recognized in the income statement
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2017	2016	2015
Net periodic pension cost	245	134	241
Net periodic OPEB cost	310	(527)	317
Total	555	(393)	558

Cost of sales	220	(725)	197
Selling, general and administrative expenses	23	—	27
Financing costs - net	312	332	334
Total	555	(393)	558

Schedule of weighted-average asset allocations for the funded defined benefit pension plans by asset category
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2017
	United States	Canada	Brazil	Europe	Others
Equity Securities	53%	56%	—	3%	41%
- Asset classes that have a quoted market price in an active market	26%	47%	—	3%	41%
- Asset classes that do not have a quoted market price in an active market	27%	9%	—	—	—
Fixed Income Securities (including cash)	34%	42%	97%	71%	49%
- Asset classes that have a quoted market price in an active market	4%	33%	97%	67%	49%
- Asset classes that do not have a quoted market price in an active market	30%	9%	—	4%	—
Real Estate	—	2%	1%	—	2%
- Asset classes that have a quoted market price in an active market	—	—	1%	—	2%
- Asset classes that do not have a quoted market price in an active market	—	2%	—	—	—
Other	13%	—	2%	26%	8%
- Asset classes that have a quoted market price in an active market	4%	—	2%	3%	8%
- Asset classes that do not have a quoted market price in an active market	9%	—	—	23%	—
Total	100%	100%	100%	100%	100%

	December 31, 2016
	United States	Canada	Brazil	Europe	Others
Equity Securities	50%	53%	—	3%	40%
- Asset classes that have a quoted market price in an active market	25%	46%	—	3%	40%
- Asset classes that do not have a quoted market price in an active market	25%	7%	—	—	—
Fixed Income Securities (including cash)	37%	47%	98%	72%	50%
- Asset classes that have a quoted market price in an active market	2%	35%	98%	71%	50%
- Asset classes that do not have a quoted market price in an active market	35%	12%	—	1%	—
Real Estate	4%	—	1%	—	2%
- Asset classes that have a quoted market price in an active market	—	—	—	—	2%
- Asset classes that do not have a quoted market price in an active market	4%	—	1%	—	—
Other	9%	—	1%	25%	8%
- Asset classes that have a quoted market price in an active market	—	—	1%	5%	8%
- Asset classes that do not have a quoted market price in an active market	9%	—	—	20%	—
Total	100%	100%	100%	100%	100%

Disclosure of fair value of plan assets
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees have established asset allocation targets for the period as described below. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within control ranges agreed upon.

	December 31, 2017
	United States	Canada	Brazil	Europe
Equity Securities	37%	46%	1%	3%
Fixed Income Securities (including cash)	43%	41%	93%	71%
Real Estate	3%	8%	3%	—%
Other	17%	5%	3%	26%
Total	100%	100%	100%	100%

Actuarial assumptions for defined benefit plans
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2017	2016	2015	2017	2016	2015
Discount rate
Range	1.50% - 15.00%	1.60% - 16.00%	2.05% - 17.00%	1.30% - 7.65%	0.90% - 7.65%	0.90% - 30.00%
Weighted average	3.45%	3.92%	4.21%	3.60%	4.19%	4.49%
Rate of compensation increase
Range	1.80% - 9.00%	1.80% - 10.00%	2.00% - 11.00%	2.00% - 4.50%	2.00% - 32.00%	2.00% - 27.00%
Weighted average	2.81%	3.11%	3.11%	3.32%	3.38%	3.98%

Disclosure of defined benefit plans

	Other Post-employment Benefits
	2017	2016	2015
Healthcare cost trend rate assumed
Range	1.80% - 5.00%	1.80% - 5.60%	2.00% - 7.00%
Weighted average	4.48%	4.51%	4.75%

Disclosure of sensitivity analysis for actuarial assumptions
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2017, the defined benefit obligation for pension plans was 10,835):

	Effect on 2018 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect of December 31, 2017 DBO
Change in assumption
100 basis points decrease in discount rate	(50)	1,333
100 basis points increase in discount rate	40	(1,095)
100 basis points decrease in rate of compensation	(14)	(180)
100 basis points increase in rate of compensation	14	177
1 year increase of the expected life of the beneficiaries	12	310
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2017 the defined benefit obligation for post-employment benefit plans was 4,686):

	Effect on 2018 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect of December 31, 2017 DBO
Change in assumption
100 basis points decrease in discount rate	(3)	697
100 basis points increase in discount rate	2	(553)
100 basis points decrease in healthcare cost trend rate	(31)	(469)
100 basis points increase in healthcare cost trend rate	40	575
1 year increase of the expected life of the beneficiaries	8	159

Disclosure of exercise prices of outstanding share options

Date of grant	Exercise prices (per option)
August 2010	$91.98
August 2009	109.14
November 2008	63.42
August 2008	235.32

Changes in stock options issued
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2017, 2016 and 2015:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2014	6,692,533	63.42 – 235.32	144.79
Expired	(961,733)	81.93 – 235.32	125.26
Outstanding, December 31, 2015	5,730,800	63.42 – 235.32	148.06
Expired	(1,048,266)	91.98 – 235.32	125.17
Outstanding, December 31, 2016	4,682,534	63.42 – 235.32	153.19
Expired	(1,397,659)	63.42 – 235.32	170.40
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86

Exercisable, December 31, 2015	5,730,800	63.42 – 235.32	148.06
Exercisable, December 31, 2016	4,682,534	63.42 – 235.32	153.19
Exercisable, December 31, 2017	3,284,875	63.42 – 235.32	145.86

Number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about total stock options of the Company outstanding as of December 31, 2017:

Options Outstanding
Exercise Prices (per option)	Number of options	Weighted average contractual life (in years)	Options exercisable (number of options)	Maturity
$91.98	1,117,757	2.59	1,117,757	August 3, 2020
109.14	1,058,014	1.59	1,058,014	August 4, 2019
63.42	862	0.86	862	November 10, 2018
235.32	1,108,242	0.59	1,108,242	August 5, 2018
$63.42 – $235.32	3,284,875	1.60	3,284,875

Terms and conditions of share-based payment arrangements
The plans in 2016, 2015 and 2014 are summarized below:

		CEO Office					Executive Officers and other qualifying employees
2014 Grant	●	PSUs with a three-year performance period				●	RSUs with a three-year vesting period (2014 grant vested in December 2017)
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●	PSUs with a three-year performance period
	●	Value at grant: 100% of base salary for the CEO and 80% for the CFO				●	Performance target: mainly ROCE and mining volume plan for the Mining segment
	●	Vesting conditions:				●	One PSU can give right to 0 shares up to 1.5 shares
						●	Vesting conditions:
			Threshold	Target	Stretch			Threshold	Target	Stretch
		TSR/EPS vs. peer group	80% median	100% median	≥120% median		Performance	80%	100%	≥120%
		TSR vs. S&P 500	Performance equal to 80% of Index	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Vesting	50%	100%	150%
		Vesting percentage	50%	100%	150%
2015 Grant		Same as in 2014					Same as in 2014
2016 Special Grant	●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period				●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one over-performance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the CFO				●	Vesting conditions:
	●	Vesting conditions:
				Threshold	Target		Performance		100%	≥120%
		TSR/EPS vs. peer group		100% median	≥120% median		Target award vesting		100%	100%
		TSR vs. S&P 500		Performance equal to Index	≥Performance equal to Index + 2% outperformance		Overperformance award (=20% of target award)		-	100%
		Vesting percentage		50%	100%
Conditions of the 2017 grant were as follows:

		CEO Office				Executive Officers and other qualifying employees
2017 Grant	●	PSUs with a three-year performance period			●	PSUs with a three-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the CFO			●	Vesting conditions:
	●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR vs. peer group	100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)	-	100% target 100% vesting
		Vesting percentage	50%	100%

Summary of share unit plans outstanding
The following table summarizes the Company’s share unit plans outstanding December 31, 2017:

At Grant date						Number of shares issued as of December 31, 2017
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares exited	Shares forfeited
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	1,081,447	—	—
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—	—
June 30, 2016	PSU II	3,472,355	554	January 1, 2021	13.17	3,238,930	—	233,425
June 30, 2016	CEO PSU II	153,268	2	January 1, 2022	16.62	153,268	—	—
June 30, 2016	PSU I	3,472,355	554	January 1, 2019	13.74	3,238,930	—	233,425
June 30, 2016	CEO PSU I	153,268	2	January 1, 2020	10.68	153,268	—	—
December 18, 2015	PSU	295,935	322	January 1, 2019	11.49	246,661	—	49,274
December 18, 2015	RSU	368,534	576	December 18, 2018	11.49	306,005	3,138	59,391
June 30, 2015	GMB PSU	154,767	4	June 30, 2018	25.59	154,767	—	—
December 17, 2014	PSU	326,678	353	January 1, 2018	30.84	239,481	—	87,197
Total		9,568,691			$10.68 – $30.84	8,902,841	3,138	662,712

Schedule of share unit plan activity
Share unit plan activity is summarized below as of and for each year ended December 31, 2017, 2016 and 2015:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2014	1,136,761	36.19	1,086,834	42.29
Granted	368,536	11.49	450,702	16.33
Exited	(107,544)	42.90	(8,239)	50.61
Forfeited	(77,099)	35.91	(158,622)	45.59
Outstanding, December 31, 2015	1,320,654	28.78	1,370,675	33.32
Granted [1]	—	—	7,252,814	13.46
Exited	(564,679)	38.24	(19,816)	37.11
Forfeited	(105,721)	26.12	(564,179)	37.76
Outstanding, December 31, 2016	650,254	21.00	8,039,494	15.08
Granted [1]	—	—	1,199,338	19.25
Exited	(303,550)	30.69	(204,855)	43.34
Forfeited	(40,699)	20.32	(437,141)	18.33
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83

1.	Including 27,807 over-performance shares granted for the targets achievement of the PSU grant September 27, 2013 (1,567 over-performance shares for the PSU grant March 29, 2013 in 2016).